Annual Fund Operating Expenses	Jul. 31, 2026
Conservative Allocation Fund | Conservative Allocation Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Conservative Allocation Fund | Conservative Allocation Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.85%
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
CORE PLUS INCOME FUND SUMMARY | Core Plus Income Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.04%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
Large Cap Equity Fund | Large Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Net Expenses (as a percentage of Assets)	0.86%	[3]
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Net Expenses (as a percentage of Assets)	1.03%	[3]
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Net Expenses (as a percentage of Assets)	1.06%	[4]
MULTI CAP EQUITY FUND SUMMARY | Multi Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Net Expenses (as a percentage of Assets)	0.86%	[4]
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Net Expenses (as a percentage of Assets)	1.12%
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Net Expenses (as a percentage of Assets)	1.84%
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.23%)	[5]
Net Expenses (as a percentage of Assets)	0.65%
SHORT DURATION INCOME FUND SUMMARY | Short Duration Income Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	0.45%
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.19%)	[6]
Net Expenses (as a percentage of Assets)	0.33%

[1]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.70% and 0.85%, respectively, of each Class’s average daily net assets through July 31, 2027. This agreement may only be terminated by the Board of Trustees of the Fund.
[2]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.45% and 0.65%, respectively, of each Class’s average daily net assets through July 31, 2027. This agreement may only be terminated by the Board of Trustees of the Fund.
[3]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.89% and 1.09%, respectively, of each Class’s average daily net assets through July 31, 2027. This agreement may only be terminated by the Board of Trustees of the Fund.
[4]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.89% and 1.09%, respectively, of each Class’s average daily net assets through July 31, 2027. This agreement may only be terminated by the Board of Trustees of the Fund.
[5]	The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Institutional Class shares and Investor Class shares to 0.45% and 0.65%, respectively, of each Class’s average daily net assets through July 31, 2027. This agreement may only be terminated by the Board of Trustees of the Fund.
[6]	The investment adviser has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage costs, acquired fund fees and expenses and extraordinary expenses) to 0.32% of the Institutional Class shares’ average daily net assets through July 31, 2027. This agreement may only be terminated by the Board of Trustees of the Fund.